Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.53%

1 Year	$54
3 Years	$170
5 Years	$296
10 Years	$665

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.95%

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.70%

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

HC Advisors Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The Value Equity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
HC Advisors Shares | The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.53%

1 Year	$54
3 Years	$170
5 Years	$296
10 Years	$665

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The Growth Equity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	$ 665
HC Advisors Shares | The Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.95%

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The Small Capitalization - Mid Capitalization Equity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
HC Strategic Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The Value Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	130
10 Years	rr_ExpenseExampleYear10	$ 293
HC Strategic Shares | The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The Growth Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	$ 29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	$ 356
HC Strategic Shares | The Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.70%

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The Small Capitalization - Mid Capitalization Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871